Average Annual Total Returns - AMG GW&K SMALL/MID CAP FUND	Apr. 24, 2021
Class I
Average Annual Return:
1 Year	23.31%
5 Years	13.41%
Since Inception	9.85%	[1]
Inception Date	Jun. 30, 2015
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	23.27%
5 Years	13.11%
Since Inception	9.58%	[1]
Inception Date	Jun. 30, 2015
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	13.82%
5 Years	10.63%
Since Inception	7.73%	[1]
Inception Date	Jun. 30, 2015
Class N
Average Annual Return:
1 Year	23.10%
5 Years
Since Inception	13.19%	[2]
Inception Date	Feb. 24, 2017
Class Z
Average Annual Return:
1 Year	23.37%
5 Years
Since Inception	13.45%	[2]
Inception Date	Feb. 24, 2017

[1]	Class I and Index performance shown reflects performance since the inception date of the Fund's Class I shares on June 30, 2015.
[2]	Class N, Class Z and Index performance shown reflects performance since the inception date of the Fund's Class N and Class Z shares on February 24, 2017.